SHAREHOLDERS' EQUITY (Details) $ / shares in Units, $ in Millions		3 Months Ended	9 Months Ended
	Aug. 09, 2022 USD ($) $ / shares shares	Sep. 30, 2022 Vote Y $ / shares shares	Sep. 30, 2022 Vote Y $ / shares shares	Nov. 03, 2022 $ / shares shares	Nov. 02, 2022 shares	Aug. 02, 2022 $ / shares	Aug. 01, 2022 shares	Apr. 12, 2022 $ / shares shares	Apr. 11, 2022 shares	Apr. 02, 2022 shares	Dec. 31, 2021 $ / shares shares
SHARE OWNERSHIP AND RIGHTS
Ordinary shares, authorized		50,000,000,000	50,000,000,000								50,000,000,000
Ordinary shares, par value | $ / shares		$ 0	$ 0								$ 0
Number of vote for each ordinary share | Vote		1	1
Number of years of income that limits distribution | Y		2	2
Maximum period between date of financial statements and distribution date			6 months
Threshold period for not to enter in to an agreement for variable rate transaction from the date of closing of the Offering	180 days
Threshold period for not to issue or proposed issuance of any ADSs or ordinary shares	90 days
ADS
SHARE OWNERSHIP AND RIGHTS
Number of ordinary shares for each ADS							5,000
Issuance of ADS and Pre-Funded Warrants, net (in shares)		3,360,000
Warrants, exercise price of warrants (in dollars per share) | $ / shares		$ 0.00	$ 0.00			$ 0.00
Warrants, number of securities called by warrants (in shares)										1.0
Offering
SHARE OWNERSHIP AND RIGHTS
Issuance of ADS and Pre-Funded Warrants, net (in shares)	11,050,000,000
Offering | Pre-Funded Warrants
SHARE OWNERSHIP AND RIGHTS
Warrants, number of securities called by warrants (in shares)	5,750,000,000
Offering | ADS
SHARE OWNERSHIP AND RIGHTS
Purchase price | $ / shares	$ 5.00
Offering | ADS | Pre-Funded Warrants
SHARE OWNERSHIP AND RIGHTS
Purchase price | $ / shares	$ 4.9999
Warrants, number of securities called by warrants (in shares)	1,150,000
Gross proceeds from offering | $	$ 16.8
Net proceeds from offering | $	$ 14.9
Offering | ADS | Common Warrant
SHARE OWNERSHIP AND RIGHTS
Warrants, exercise price of warrants (in dollars per share) | $ / shares	$ 5.00
Subsequent Event
SHARE OWNERSHIP AND RIGHTS
Ordinary shares, authorized				500,000,000,000	50,000,000,000
Ordinary shares, par value | $ / shares				$ 0
Quoin
SHARE OWNERSHIP AND RIGHTS
Ordinary shares, authorized								50,000,000,000	12,500,000,000
Ordinary shares, par value | $ / shares								$ 0
Quoin | Offering | ADS
SHARE OWNERSHIP AND RIGHTS
Issuance of ADS and Pre-Funded Warrants, net (in shares)	2,210,000
Quoin | Subsequent Event
SHARE OWNERSHIP AND RIGHTS
Ordinary shares, authorized				500,000,000,000	50,000,000,000
Ordinary shares, par value | $ / shares				$ 0